Commitments and Contingencies (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 21, 2025 CNY (¥)	Aug. 29, 2024 CNY (¥)	Jul. 29, 2024 CNY (¥)	Jan. 09, 2024 CNY (¥)	Oct. 15, 2021 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Jun. 30, 2025 CNY (¥) ¥ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Sep. 17, 2020 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Rental paid					¥ 3,000	¥ 3,245	$ 457	¥ 7,608
Subsidy repayment		¥ 3,000
Payment for legal settlements										¥ 700,000
Total guarantee								2,003		2,003	$ 274	$ 274	¥ 5,869	$ 827
Litigation expense			¥ 2,000					9,887
Interest amount								1,483		200
Debt outstanding															¥ 20,000
Damages paid value				¥ 1,949				892
Exit amount								10,000
Overdue penalties								¥ 10,000
Plantiff percentage								13.0435%	13.0435%
Equity repurchase amount								¥ 240,000		240,000,000
Repurchase amount								¥ 78,220
Consideration per share (in Yuan Renminbi per share) | ¥ / shares								¥ 0.001
Loss contingency provision								¥ 3,000	$ 419
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Damages paid value	¥ 1,378
Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for legal settlements								700,000
Damages paid value								700	$ 96
Shanghai Jiehuan Intelligent Technology Co., Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Debt outstanding								5,800
Youxu Zibo and Youpin Shandong [Member]
Commitments and Contingencies (Details) [Line Items]
Damages paid value								¥ 619
Yuan Mingqin and Yuan Jinsong [Member]
Commitments and Contingencies (Details) [Line Items]
Rental paid				¥ 1,949